Fair Value Measurements (Details) - Schedule of fair value on a recurring basis - USD ($)	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Fair Value Measurements (Details) - Schedule of fair value on a recurring basis [Line Items]
Mutual Funds held in Trust Account	$ 29,851	$ 100,031,414
U.S. Treasury Securities	99,983,000
Total	100,012,851	100,031,414
Warrant liabilities - Public Warrants	5,750,000	14,000,000
Warrant liabilities - Private Warrants	288,351	465,458
Total	6,038,351	14,465,458
Fair Value, Inputs, Level 1 [Member]
Fair Value Measurements (Details) - Schedule of fair value on a recurring basis [Line Items]
Mutual Funds held in Trust Account	29,851	100,031,414
U.S. Treasury Securities	99,983,000
Total	100,012,851	100,031,414
Warrant liabilities - Public Warrants		14,000,000
Total		14,000,000
Fair Value, Inputs, Level 2 [Member]
Fair Value Measurements (Details) - Schedule of fair value on a recurring basis [Line Items]
Mutual Funds held in Trust Account
Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements (Details) - Schedule of fair value on a recurring basis [Line Items]
Mutual Funds held in Trust Account
Warrant liabilities - Public Warrants	5,750,000
Warrant liabilities - Private Warrants	288,351	465,458
Total	$ 6,038,351	$ 465,458